Label	Element	Value
Innovator Growth Accelerated Plus ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 4.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator Growth Accelerated Plus ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 444.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.60%
Innovator Growth Accelerated Plus ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 473.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(23.40%)